Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures		$ 122,381	$ 124,847
Bank borrowings	[1]	4	4
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	122,381	124,847
Bank borrowings		4	4
Investment securities		2,587	2,704
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Bank borrowings		4	4
Investment securities		2,587	2,704
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	$ 128,726	$ 128,993

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.
[2]	Includes credit agreement borrowings.